Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2021	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES (1)	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2021		9,169	1,736	645	469	12,019	2,409	3,701	1,730	7,840	19,859
Additions		361	—	1,034	19	1,414	—	2,085	—	2,085	3,499
Acquired through business combinations		—	—	—	52	52	—	—	—	—	52
Transfers		1,154	—	—	(125)	1,029	—	—	—	—	1,029
Retirements and disposals		(1,089)	—	—	(11)	(1,100)	—	—	—	—	(1,100)
Impairment losses recognized in earnings	7	(28)	—	—	—	(28)	—	—	(150)	(150)	(178)
Amortization included in operating costs		—	—	(1,048)	—	(1,048)	—	—	—	—	(1,048)
Reclassified to assets held for sale	16	(2)	—	—	—	(2)	—	—	—	—	(2)
December 31, 2021		9,565	1,736	631	404	12,336	2,409	5,786	1,580	9,775	22,111
ACCUMULATED AMORTIZATION
January 1, 2021		5,644	878	—	235	6,757	—	—	—	—	6,757
Amortization		851	91	—	40	982	—	—	—	—	982
Retirements and disposals		(1,087)	—	—	(11)	(1,098)	—	—	—	—	(1,098)
Transfers		—	—	—	(99)	(99)	—	—	—	—	(99)
Reclassified to assets held for sale	16	(1)	—	—	—	(1)	—	—	—	—	(1)
December 31, 2021		5,407	969	—	165	6,541	—	—	—	—	6,541
NET CARRYING AMOUNT
January 1, 2021		3,525	858	645	234	5,262	2,409	3,701	1,730	7,840	13,102
December 31, 2021		4,158	767	631	239	5,795	2,409	5,786	1,580	9,775	15,570
(1)On December 17, 2021, Bell Mobility Inc. (Bell Mobility) acquired 271 licences in a number of urban and rural markets for 678 million megahertz per population (MHz-Pop) of 3500 MHz spectrum for $2.07 billion.

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2020	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2020		10,522	2,017	716	489	13,744	2,409	3,586	2,026	8,021	21,765
Additions		344	—	874	41	1,259	—	116	—	116	1,375
Acquired through business combinations		1	—	10	—	11	—	—	—	—	11
Transfers		810	—	—	—	810	—	—	—	—	810
Retirements and disposals		(2,479)	—	—	(36)	(2,515)	—	—	—	—	(2,515)
Impairment losses recognized in earnings	7	(13)	—	(110)	(25)	(148)	—	(1)	(296)	(297)	(445)
Amortization included in operating costs		—	—	(845)	—	(845)	—	—	—	—	(845)
Discontinued operations	37	(16)	(281)	—	—	(297)	—	—	—	—	(297)
December 31, 2020		9,169	1,736	645	469	12,019	2,409	3,701	1,730	7,840	19,859
ACCUMULATED AMORTIZATION
January 1, 2020		7,345	839	—	229	8,413	—	—	—	—	8,413
Amortization		787	99	—	43	929	—	—	—	—	929
Retirements and disposals		(2,480)	—	—	(37)	(2,517)	—	—	—	—	(2,517)
Discontinued operations	37	(8)	(60)	—	—	(68)	—	—	—	—	(68)
December 31, 2020		5,644	878	—	235	6,757	—	—	—	—	6,757
NET CARRYING AMOUNT
January 1, 2020		3,177	1,178	716	260	5,331	2,409	3,586	2,026	8,021	13,352
December 31, 2020		3,525	858	645	234	5,262	2,409	3,701	1,730	7,840	13,102